Shareholders' equity (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2006 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 Share capital [Member] CNY	Mar. 31, 2011 Share capital [Member] CNY	Mar. 31, 2011 Share capital [Member] USD ($)	Dec. 31, 2006 Share capital [Member] USD ($)	Mar. 31, 2013 Treasury Stock [Member] CNY	Mar. 31, 2012 Treasury Stock [Member] CNY	Dec. 31, 2006 Warrant [Member] USD ($)	Mar. 31, 2011 Warrant [Member]	Mar. 31, 2010 Warrant [Member]
Ordinary shares, shares outstanding		73,003,248	73,003,248	73,140,147
Issuance of shares upon warrant exchange, shares							1,627,518
Issuance of shares upon exercise of warrants, shares							345,010
Issuance of shares upon public offering, shares							7,000,000
Initial offering, stock price per share								$ 4.50
Issuance of shares upon public offering					189,861		5
Purchase of Treasury Stock, shares										7,450,914
Purchase of Treasury Stock			131,302							131,302
Sale of treasury shares, shares										7,314,015
Shares repurchased and retired				44,664	10,653	2
Number of shares repurchased and retired						2,266,728	309,346
Share repurchase program		20000000	20000000	15000000
Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer net income, percentage		10.00%	10.00%
The percentage of their respective registered capital that the statuory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income		50.00%	50.00%
The percent of registered capital the reserve balance must be to be used to make good previous years' losses		25.00%	25.00%
Transfers made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya		3,645	22,638	17,656	12,178
Accumulated statutory surplus reserve		$ 12,571	78,079	55,441
Warrants to purchase shares of common stock outstanding												5,750,000
Warrant price per share												$ 6.00
Exercise price of outstanding warrants												5.00
Price per share									$ 8.50			$ 0.01
Warrants Exercised In Period													345,010	65,100
Warrants sold to certain of its then officers, directors and special advisors ("Insider Warrants")												2,083,334
Option price	$ 0.1
Number of units available to be purchased through option	500,000
Exercise price per unit	$ 6.60